Shareholder Fees - FidelitySAIEmergingMarketsIndexFund-PRO	Dec. 30, 2022 USD ($)
FidelitySAIEmergingMarketsIndexFund-PRO | Fidelity SAI Emerging Markets Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none